Stockholders’ Equity/(Deficit) - Part 1 (Details) - USD ($)						1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2025	Nov. 25, 2024	Nov. 22, 2024	Jul. 31, 2024	Jul. 01, 2024	Aug. 31, 2024	Apr. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 15, 2025	May 24, 2025	May 01, 2025	Nov. 21, 2024	Jul. 27, 2024
Stockholders’ Equity/(Deficit) [Line Items]
Underwriting discounts and commission (in Dollars)									$ 22,954		$ 262,896
Proceeds from Issuance of Warrants (in Dollars)										$ 1,397,998
Payment for underwriting discounts and commission (in Dollars)		$ 127,000
Percentage of beneficially own						9.99%				9.99%
Percentage of election of the holder						9.99%				9.99%
Warrants converted							25,369
Accounts receivable factoring arrangement (in Dollars)				$ 329,633	$ 299,667	$ 399,667
Warrants issued								115,216		39,808				5,813
2022 and 2023 Convertible Promissory Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted										25,369
Convertible Whiskey Special Ops Two Thousand Twenty Three Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted		119,954								119,954
May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted		4,218								312
Accounts receivable factoring arrangement (in Dollars)		$ 399,667								$ 399,667
July Two Thousand Twenty Four Accounts Receivable Factoring Arrangement [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Accounts receivable factoring arrangement (in Dollars)										$ 250,000
Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)								$ 100		$ 100
Common warrants to purchase shares of common stock	44,207	19,110								19,110
Class of warrant exercise price (in Dollars per share)		$ 0.2
Class of warrant, price per warrant (in Dollars per share)		$ 79.8
Warrants term		5 years
Percentage of beneficially own		4.99%
Percentage of election of the holder		9.99%
Warrants converted
Common Warrants, Private Placement [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Proceeds from Issuance of Warrants (in Dollars)		$ 1,397,998
Prepaid Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common warrants to purchase shares of common stock
Warrants converted										27,346
Prepaid Warrants [Member] | Convertible Whiskey Special Ops Two Thousand Twenty Three Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants converted										27,346
Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 0.2							$ 120
Warrants issued										796,176	308
Warrant [Member] | May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)										$ 80
Related warrants share										24,978
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted								449,430
Common Stock [Member] | Convertible Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted										165,607
Common Stock [Member] | Warrant [Member] | July Two Thousand Twenty Four Accounts Receivable Factoring Arrangement [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		80								$ 80
Warrants converted										15,625
Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Accounts receivable factoring arrangement (in Dollars)					$ 299,667
Warrants issued														3,785
Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 100
Related Party [Member] | Warrant [Member] | May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Related warrants share		833								16,667
Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)		$ 80
Class of warrant exercise price (in Dollars per share)												$ 0.2
Warrants issued								38,124
Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Common warrants to purchase shares of common stock		19,110
Common Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)		$ 80
Class of warrant exercise price (in Dollars per share)		80
Common Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted			12,500
Warrants issued								6,417
Common Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80		$ 100
Warrants converted		312
Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80												$ 80
Warrants issued									93,789
Series A Preferred Stock [Member] | May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted		44,291								44,291
Series A Preferred Stock [Member] | July Two Thousand Twenty Four Accounts Receivable Factoring Arrangement [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted										27,700
Series A Preferred Stock [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)									$ 120
Warrants issued		9,850
Series A Preferred Stock [Member] | Related Party [Member] | May Two Thousand Twenty Four And July Two Thousand Twenty Four Factoring Agreements [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted		29,661								29,661
Accounts receivable factoring arrangement (in Dollars)		$ 266,667								$ 266,667
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)									120
IPO [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Number of shares sold		84,375
Stock price (in Dollars per share)		$ 80							100	$ 80
Proceeds from issuance initial public offering (in Dollars)		$ 5,960,000
Underwriting discounts and commission (in Dollars)		$ 790,000
Class of warrant exercise price (in Dollars per share)		$ 80
IPO [Member] | Convertible Notes [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Convertible promissory notes converted							165,607
IPO [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)		80
Class of warrant exercise price (in Dollars per share)		0.2
Class of warrant, price per warrant (in Dollars per share)		79.8
IPO [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80
Warrants issued		4,851														4,218
IPO [Member] | Common Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 0.2
IPO [Member] | Related Party [Member] | Warrant [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Warrants issued		60,563
IPO [Member] | Common Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Number of shares sold		84,375
IPO [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)		$ 80
IPO [Member] | Series A Preferred Stock [Member] | Common Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Stock price (in Dollars per share)										$ 100
IPO [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)									$ 120
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Class of warrant exercise price (in Dollars per share)		$ 80											$ 80
Warrants issued		4,218													4,218